Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Non-current assets
Property, plant and equipment	$ 1,072	₨ 100,598	₨ 136,824
Investment Property	427	40,058
Right-of-use assets	2,742	257,291	183,029
Intangible assets and goodwill	26,468	2,483,450	2,344,983
Prepayments and other assets	39	3,696	610
Other financial assets	583	54,659	90,714
Term deposits	341	32,032	44,770
Other non-financial assets	1,376	129,210	168,883
Deferred tax assets	327	30,648	22,519
Total non-current assets	33,375	3,131,642	2,992,332
Current assets
Inventories			54
Trade and other receivables	57,518	5,396,927	5,568,241
Prepayments and other assets	19,565	1,835,763	2,163,456
Income tax recoverable	5,597	525,136	504,131
Other current financial assets	861	80,769	64,722
Term deposits	15,731	1,476,004	1,309,400
Cash and cash equivalents	10,701	1,004,077	605,802
Total current assets	109,973	10,318,676	10,215,806
Total assets	143,348	13,450,318	13,208,138
Equity
Share capital	9	879	863
Share premium	222,206	20,849,558	20,595,068
Treasury shares	(4,461)	(418,555)	(418,555)
Other capital reserve	3,954	370,979	412,232
Accumulated deficit	(219,651)	(20,609,852)	(20,374,550)
Non- controlling interest reserve	56,923	5,341,099	5,032,282
Foreign currency translation reserve	(881)	(82,685)	156,353
Total equity attributable to equity holders of the Company	58,099	5,451,423	5,403,693
Total non-controlling interest	29,980	2,813,032	2,501,141
Total equity	88,079	8,264,455	7,904,834
Non-current liabilities
Borrowings	129	12,090	20,744
Deferred tax liabilities	1,374	128,885	142,468
Employee benefits	1,105	103,723	65,830
Lease liabilities	2,436	228,583	186,339
Total non-current liabilities	5,044	473,281	415,381
Current liabilities
Borrowings	7,504	704,127	525,120
Trade and other payables	30,074	2,821,826	2,953,069
Employee benefits	917	86,011	62,550
Deferred revenue	27	2,511	2,390
Income taxes payable	17	1,641	1,723
Lease liabilities	905	84,920	51,810
Other financial liabilities	723	67,802	93,924
Other current liabilities	10,058	943,744	1,197,337
Total current liabilities	50,225	4,712,582	4,887,923
Total liabilities	55,269	5,185,863	5,303,304
Total equity and liabilities	$ 143,348	₨ 13,450,318	₨ 13,208,138